Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Other Reserves	Treasury Shares	Cumulative Translation Adjustments	Accumulated Losses
Equity, beginning balance at Dec. 31, 2019	$ 111,156	$ 4,361	$ 549,922	$ 5,473	$ (100)	$ 69	$ (448,569)
Loss for the period	(190,361)						(190,361)
Translation adjustment	(64)					(64)
Other comprehensive (loss) income for the period	(64)					(64)
Total comprehensive loss for the period	(190,425)					(64)	(190,361)
Issuance of shares at follow-on offering	0		11,208		(11,208)
Issuance of shares through capitalization of reserves	0	393	(393)
Issuance of shares to be held as treasury shares	0	34			(34)
Grant of shares to settle 2014 incentive plan awards	0		(29)		29
Issuance of shares at initial public offering	232,668	1,007	231,661
Sale of shares under greenshoe option	34,900		23,591		11,309
Transaction costs, initial public offering and greenshoe option	(23,355)		(23,355)
Issuance of shares at follow-on offering	204,000	519	203,481
Transaction costs, follow-on offering	(15,054)		(15,054)
Share-based compensation expense	22,169			22,169
Total transactions with owners	455,328	1,953	431,110	22,169	96
Equity, ending balance at Sep. 30, 2020	376,059	6,314	981,032	27,642	(4)	5	(638,930)
Equity, beginning balance at Jun. 30, 2020	196,302	5,795	792,605	16,654	(4)	(146)	(618,602)
Loss for the period	(20,328)						(20,328)
Translation adjustment	151					151
Other comprehensive (loss) income for the period	151					151
Total comprehensive loss for the period	(20,177)					151	(20,328)
Issuance of shares at follow-on offering	204,000	519	203,481
Issuance of shares through capitalization of reserves	(15,054)		(15,054)
Share-based compensation expense	10,988			10,988
Total transactions with owners	199,934	519	188,427	10,988	0
Equity, ending balance at Sep. 30, 2020	376,059	6,314	981,032	27,642	(4)	5	(638,930)
Equity, beginning balance at Dec. 31, 2020	335,505	6,314	981,056	42,753	(4)	245	(694,859)
Loss for the period	(195,645)						(195,645)
Translation adjustment	(84)					(84)
Other comprehensive (loss) income for the period	(84)					(84)
Total comprehensive loss for the period	(195,729)					(84)	(195,645)
Exercise of options	516		514		2
Issuance of shares to be held as treasury shares	0	131			(131)
Share-based compensation expense	47,016			47,016
Total transactions with owners	47,532	131	514	47,016	(129)
Equity, ending balance at Sep. 30, 2021	187,308	6,445	981,570	89,769	(133)	161	(890,504)
Equity, beginning balance at Jun. 30, 2021	243,918	6,445	981,290	74,971	(134)	301	(818,955)
Loss for the period	(71,549)						(71,549)
Translation adjustment	(140)					(140)
Other comprehensive (loss) income for the period	(140)					(140)
Total comprehensive loss for the period	(71,689)					(140)	(71,549)
Exercise of options	281		280		1
Share-based compensation expense	14,798			14,798
Total transactions with owners	15,079	0	280	14,798	1
Equity, ending balance at Sep. 30, 2021	$ 187,308	$ 6,445	$ 981,570	$ 89,769	$ (133)	$ 161	$ (890,504)